Segment Information, Information about Company's Reportable Segments (Details)	6 Months Ended
	Jun. 30, 2025 USD ($) Segment	Jun. 30, 2024 USD ($)
Segment Information [Abstract]
Number of reportable segments | Segment	1
Pool revenues	$ 3,598,828	$ 4,019,697
Total vessel revenues	3,598,828	4,019,697
Voyage expenses (including charges from related parties)	(410,169)	(156,626)
Vessel operating expenses	(1,238,068)	(1,135,874)
Management fees to related parties	(193,851)	(189,098)
Depreciation and amortization	(729,585)	(463,714)
Operating loss	270,732	1,392,780
Interest and finance costs	(6,022)	(8,132)
Interest income	169,895	0
Foreign exchange gains/(losses)	(822)	89
Less: Unallocated corporate general and administrative expenses (including related parties)	(756,423)	(681,605)
Net income and comprehensive income, before taxes	433,783	1,384,737
Tanker Segment [Member]
Segment Information [Abstract]
Pool revenues	3,598,828	4,019,697
Total vessel revenues	3,598,828	4,019,697
Voyage expenses (including charges from related parties)	(410,169)	(156,626)
Vessel operating expenses	(1,238,068)	(1,135,874)
Management fees to related parties	(193,851)	(189,098)
Depreciation and amortization	(729,585)	(463,714)
Operating loss	(2,571,673)	2,074,385
Operating Segment [Member]
Segment Information [Abstract]
Pool revenues	3,598,828	4,019,697
Total vessel revenues	3,598,828	4,019,697
Voyage expenses (including charges from related parties)	(410,169)	(156,626)
Vessel operating expenses	(1,238,068)	(1,135,874)
Management fees to related parties	(193,851)	(189,098)
Depreciation and amortization	(729,585)	(463,714)
Operating loss	(2,571,673)	2,074,385
Segment Reconciling Items [Member]
Segment Information [Abstract]
Interest and finance costs	(6,022)	(8,132)
Interest income	169,895	0
Foreign exchange gains/(losses)	(822)	89
Corporate [Member]
Segment Information [Abstract]
Less: Unallocated corporate general and administrative expenses (including related parties)	$ (756,423)	$ (681,605)